UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21435

GENERAL ELECTRIC RSP INCOME FUND

(Exact name of registrant as specified in charter)

1600 SUMMER STREET, STAMFORD, CONNECTICUT 06905

(Address of principal executive offices) (Zip code)

SSGA FUNDS MANAGEMENT, INC.

1600 SUMMER STREET, STAMFORD, CONNECTICUT 06905

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-242-0134

Date of fiscal year end: December 31

Date of reporting period: September 30, 2017

Item 1.	Schedule of Investments.

 GE RSP Income Fund

Schedule of Investments	September 30, 2017 (Unaudited)

		Principal Amount	Fair Value
Bonds and Notes – 98.7% †
U.S. Treasuries – 34.0%
U.S. Treasury Bonds
2.25%	08/15/46	$21,425,400	$18,846,424
2.50%	05/15/46	20,498,600	19,054,884
3.75%	11/15/43	4,536,000	5,318,959
4.50%	02/15/36	18,701,500	24,057,047
U.S. Treasury Notes
0.88%	03/31/18 - 10/15/18	157,829,700	157,146,626	(a	)
1.25%	12/31/18	49,564,900	49,479,154	(a	)
1.25%	08/31/19	47,201,000	47,006,059
1.38%	12/15/19	95,734,800	95,451,427	(a	)
1.50%	08/15/20	45,514,000	45,380,644
1.63%	03/31/19 - 08/31/22	72,994,000	72,713,361
1.75%	09/30/22	72,441,400	71,779,285
1.88%	08/31/24	22,047,000	21,653,020
2.00%	07/31/22 - 02/15/25	138,730,500	137,037,826
2.25%	02/15/27	13,559,300	13,479,301	(a	)
2.25%	08/15/27	17,339,000	17,223,176
2.38%	05/15/27	22,419,000	22,514,507
			818,141,700

Agency Mortgage Backed – 15.0%
Federal Home Loan Mortgage Corp.
4.50%	06/01/33 - 02/01/35	88,489	95,288	(a	)
5.00%	07/01/35 - 06/01/41	6,675,343	7,277,813	(a	)
5.50%	05/01/20 - 01/01/38	1,593,819	1,760,661
5.50%	04/01/39	263,997	292,167	(a	)
6.00%	07/01/19 - 06/01/37	1,086,855	1,215,005
6.00%	06/01/33 - 11/01/37	2,365,752	2,644,889	(a	)
6.50%	07/01/29	19,198	21,279	(a	)
7.00%	01/01/27 - 08/01/36	722,150	794,793	(a	)
7.50%	01/01/28 - 09/01/33	44,341	47,341	(a	)
8.00%	11/01/30	3,631	4,056	(a	)
8.50%	04/01/30	10,024	11,910	(a	)
Federal National Mortgage Assoc.
3.00%	02/01/43 - 05/01/43	20,857,666	21,040,849	(a	)
3.50%	11/01/42 - 08/01/45	16,169,507	16,746,924	(a	)
4.00%	05/01/19	18,947	19,591
4.00%	06/01/19 - 12/01/41	15,862,734	16,789,775	(a	)
4.50%	05/01/18 - 01/01/41	32,416,859	34,920,100	(a	)
5.00%	07/01/20 - 06/01/41	11,050,416	12,088,763	(a	)
5.50%	06/01/20 - 01/01/39	9,504,764	10,506,551	(a	)
5.50%	11/01/35	750,488	840,381
6.00%	05/01/19 - 05/01/41	15,944,542	17,745,359	(a	)
6.50%	10/01/18 - 08/01/36	681,778	757,427	(a	)
7.00%	10/01/32 - 02/01/34	48,885	50,856	(a	)
7.50%	11/01/22 - 12/01/33	368,355	401,998	(a	)
8.00%	06/01/24 - 10/01/31	131,424	142,872	(a	)
8.50%	04/01/30	25,053	30,795	(a	)
9.00%	03/01/18 - 12/01/22	47,143	49,905	(a	)
Federal National Mortgage Assoc. 1.60% + 12 month USD LIBOR
3.35%	04/01/37	17,874	18,391	(b	)
Federal National Mortgage Assoc. TBA
2.50%	TBA	42,816,173	43,100,472	(c	)
3.00%	TBA	68,546,291	69,261,283	(c	)
3.50%	TBA	39,354,361	40,569,230	(c	)
Government National Mortgage Assoc.
3.50%	05/20/43	14,861,305	15,508,484	(a	)
4.00%	01/20/41 - 04/20/43	17,163,323	18,239,854	(a	)
4.50%	08/15/33 - 03/20/41	6,972,719	7,491,546	(a	)
4.50%	09/15/34	231,079	249,272
5.00%	08/15/33	361,562	396,815	(a	)
6.00%	04/15/27 - 09/15/36	1,013,470	1,161,647	(a	)
6.50%	04/15/19 - 08/15/27	37,091	40,282
6.50%	01/15/24 - 09/15/36	817,138	904,001	(a	)
7.00%	03/15/26 - 10/15/36	505,733	547,497	(a	)
7.00%	10/15/27	5,101	5,662
7.50%	11/15/22 - 11/15/31	79,150	82,603	(a	)
7.50%	02/15/28 - 10/15/28	105,869	111,914
8.00%	12/15/29 - 05/15/30	1,400	1,484	(a	)
9.00%	05/15/18 - 12/15/19	16,024	16,088	(a	)
9.00%	11/15/19 - 12/15/21	20,541	21,776
Government National Mortgage Assoc. 1.50% + 1 year CMT
2.13%	08/20/23 - 09/20/24	3,601	3,674	(b	)

		Principal Amount	Fair Value
2.25%	11/20/21 - 10/20/25	$7,502	$7,583	(b	)
2.38%	01/20/24 - 03/20/24	2,769	2,839	(b	)
2.63%	05/20/21 - 04/20/24	2,246	2,296	(b	)
Government National Mortgage Assoc. TBA
5.00%	TBA	12,587,000	13,735,438	(c	)
5.50%	TBA	1,900,000	2,113,166	(c	)
			359,890,645

Agency Collateralized Mortgage Obligations – 1.0%
Federal Home Loan Mortgage Corp.
0.08%	09/25/43	6,923,706	14,549	(b,d	)
Federal Home Loan Mortgage Corp. REMIC
3.50%	11/15/24 - 11/15/30	4,121,674	303,984	(d	)
5.50%	06/15/33	304,611	61,511	(d	)
7.50%	07/15/27	13,497	2,101	(d	)
Federal Home Loan Mortgage Corp. REMIC 6.00% - 1 month USD LIBOR
4.77%	08/15/43	14,021,708	2,777,960	(a,b,d	)
Federal Home Loan Mortgage Corp. REMIC 6.10% - 1 month USD LIBOR
4.87%	06/15/41 - 05/15/46	33,084,787	5,091,223	(b,d	)
4.87%	08/15/46	6,273,973	947,146	(a,b,d	)
Federal Home Loan Mortgage Corp. REMIC 6.20% - 1 month USD LIBOR
4.97%	10/15/42	10,603,642	1,968,338	(a,b,d	)
Federal Home Loan Mortgage Corp. REMIC 6.60% - 1 month USD LIBOR
5.37%	08/15/25	1,605,272	132,129	(b,d	)
Federal Home Loan Mortgage Corp. STRIPS
1.47%	08/01/27	9,121	8,435	(e,f	)
8.00%	02/01/23 - 07/01/24	30,993	4,981	(d	)
Federal Home Loan Mortgage Corp. STRIPS 5.95% - 1 month USD LIBOR
4.72%	08/15/43	15,774,223	3,169,756	(b,d	)
Federal National Mortgage Assoc. REMIC
0.51%	12/25/22	18,183	17,808	(e,f	)
1.20%	12/25/42	1,057,361	43,219	(b,d	)
5.00%	02/25/40 - 09/25/40	1,772,838	207,416	(d	)
8.00%	05/25/22	39	579	(d	)
Federal National Mortgage Assoc. REMIC 6.00% - 1 month USD LIBOR
4.76%	07/25/38 - 08/25/42	24,865,125	4,764,648	(b,d	)
Federal National Mortgage Assoc. REMIC 6.60% - 1 month USD LIBOR
5.36%	10/25/43	9,815,913	2,262,927	(b,d	)
Federal National Mortgage Assoc. REMIC 7.50% - 1 month USD LIBOR
6.26%	05/25/18	4,634	44	(b,d	)
Federal National Mortgage Assoc. STRIPS
1.87%	12/25/34	302,293	260,892	(e,f	)
4.50%	08/25/35 - 01/25/36	775,129	137,463	(d	)
5.00%	03/25/38 - 05/25/38	426,971	81,038	(d	)
5.50%	12/25/33	113,899	25,708	(d	)
6.00%	01/25/35	440,558	87,789	(d	)
7.50%	11/25/23	112,935	17,209	(d	)
8.00%	08/25/23 - 07/25/24	61,763	12,123	(d	)
8.50%	07/25/22	19,297	2,182	(d	)
9.00%	05/25/22	16,516	1,785	(d	)
Government National Mortgage Assoc. REMIC
4.50%	02/20/38 - 08/16/39	1,500,234	93,109	(d	)
5.00%	01/20/38 - 09/20/38	593,442	19,534	(d	)
Government National Mortgage Assoc. REMIC 6.80% - 1 month USD LIBOR
5.57%	01/16/40	2,515,978	459,108	(b,d	)
			22,976,694

Asset Backed – 2.2%
BA Credit Card Trust 2017-A2
1.84%	01/17/23	13,380,000	13,316,035
Chase Funding Trust 2004-1
3.99%	11/25/33	881,727	910,579	(g	)
Citibank Credit Card Issuance Trust 2014-A6
2.15%	07/15/21	6,666,000	6,709,191
Citibank Credit Card Issuance Trust 2016-A1
1.75%	11/19/21	16,512,000	16,479,124
Citibank Credit Card Issuance Trust 2017-A8
1.86%	08/08/22	16,765,000	16,722,831
Irwin Home Equity Loan Trust 2006-2 0.15% + 1 month USD LIBOR
1.39%	02/25/36	75,234	67,873	(b,h	)
			54,205,633

Corporate Notes – 40.8%
21st Century Fox America Inc.
3.38%	11/15/26	359,000	359,097
4.75%	11/15/46	389,000	416,222
6.65%	11/15/37	1,610,000	2,120,515
Abbott Laboratories
2.90%	11/30/21	3,175,000	3,227,261

 GE RSP Income Fund

Schedule of Investments	September 30, 2017 (Unaudited)

		Principal Amount	Fair Value
3.75%	11/30/26	$2,220,000	$2,278,542
4.90%	11/30/46	954,000	1,064,731
AbbVie Inc.
2.00%	11/06/18	2,018,000	2,024,458	(a	)
3.20%	05/14/26	2,222,000	2,221,267	(a	)
4.45%	05/14/46	738,000	779,911	(a	)
4.70%	05/14/45	584,000	637,109	(a	)
ACCO Brands Corp.
5.25%	12/15/24	1,302,000	1,350,825	(a,h	)
AES Corp.
4.88%	05/15/23	2,139,000	2,203,170
Aetna Inc.
3.50%	11/15/24	1,996,000	2,076,459	(a	)
Aflac Inc.
4.00%	10/15/46	809,000	806,694	(a	)
Agrium Inc.
4.90%	06/01/43	751,000	819,168	(a	)
Alexandria Real Estate Equities Inc.
3.95%	01/15/28	1,376,000	1,397,589	(a	)
Alibaba Group Holding Ltd.
4.50%	11/28/34	1,350,000	1,486,363	(a	)
Alimentation Couche-Tard Inc.
2.70%	07/26/22	2,134,000	2,141,661	(h	)
3.55%	07/26/27	2,134,000	2,152,267	(h	)
4.50%	07/26/47	609,000	629,456	(h	)
Allergan Funding SCS
3.00%	03/12/20	1,469,000	1,499,144	(a	)
3.45%	03/15/22	1,612,000	1,671,241	(a	)
3.80%	03/15/25	1,121,000	1,163,475	(a	)
4.55%	03/15/35	607,000	648,155	(a	)
4.75%	03/15/45	106,000	115,018	(a	)
Altria Group Inc.
2.95%	05/02/23	1,462,000	1,485,260	(a	)
3.88%	09/16/46	32,000	31,147	(a	)
4.50%	05/02/43	789,000	844,498	(a	)
Amazon.com Inc.
2.80%	08/22/24	1,203,000	1,208,016	(h	)
3.15%	08/22/27	1,137,000	1,144,845	(h	)
3.88%	08/22/37	1,249,000	1,271,295	(h	)
4.05%	08/22/47	797,000	811,768	(h	)
4.25%	08/22/57	1,361,000	1,396,223	(h	)
AMC Networks Inc.
4.75%	08/01/25	90,000	90,792
America Movil SAB de C.V.
3.13%	07/16/22	1,670,000	1,711,516	(a	)
5.00%	03/30/20	2,650,000	2,838,203	(a	)
American Axle & Manufacturing Inc.
6.25%	04/01/25	1,389,000	1,416,780	(a,h	)
6.50%	04/01/27	694,000	700,073	(a,h	)
6.63%	10/15/22	717,000	740,303	(a	)
American Campus Communities Operating Partnership LP
3.35%	10/01/20	1,288,000	1,318,989	(a	)
4.13%	07/01/24	980,000	1,026,040	(a	)
American Electric Power Company Inc.
2.95%	12/15/22	2,694,000	2,741,037	(a	)
American Express Co.
3.63%	12/05/24	1,097,000	1,132,664	(a	)
American International Group Inc.
3.75%	07/10/25	891,000	920,047	(a	)
4.50%	07/16/44	1,018,000	1,062,548	(a	)
4.80%	07/10/45	1,007,000	1,098,758	(a	)
American Tower Corp. (REIT)
3.38%	10/15/26	734,000	724,884	(a	)
3.40%	02/15/19	3,556,000	3,620,541	(a	)
American Water Capital Corp.
2.95%	09/01/27	1,705,000	1,698,027
AmeriGas Partners LP/AmeriGas Finance Corp.
5.63%	05/20/24	649,000	688,394	(a	)
5.88%	08/20/26	973,000	1,017,272	(a	)
Amgen Inc.
2.20%	05/22/19	3,092,000	3,104,986	(a	)
2.60%	08/19/26	791,000	757,620
2.65%	05/11/22	2,123,000	2,140,366
4.56%	06/15/48	1,108,000	1,200,673	(a	)
Amkor Technology Inc.
6.63%	06/01/21	1,695,000	1,726,781	(a	)

		Principal Amount	Fair Value
Anadarko Petroleum Corp.
4.85%	03/15/21	$167,000	$177,489	(a	)
6.20%	03/15/40	956,000	1,110,939	(a	)
6.60%	03/15/46	185,000	227,953	(a	)
Andeavor
4.75%	12/15/23	2,623,000	2,830,512	(a,h	)
Anglo American Capital PLC
4.75%	04/10/27	1,900,000	1,981,015	(h	)
Anheuser-Busch InBev Finance Inc.
2.65%	02/01/21	1,084,000	1,101,387	(a	)
3.65%	02/01/26	3,883,000	4,016,808	(a	)
4.70%	02/01/36	906,000	1,004,528	(a	)
4.90%	02/01/46	1,500,000	1,704,105	(a	)
Anheuser-Busch InBev Worldwide Inc.
2.50%	07/15/22	2,726,000	2,747,317
Anthem Inc.
3.30%	01/15/23	1,642,000	1,689,914
Apache Corp.
5.10%	09/01/40	938,000	984,187
Apple Inc.
2.50%	02/09/22	963,000	975,760	(a	)
2.85%	05/11/24	2,123,000	2,148,349
3.35%	02/09/27	1,086,000	1,117,016	(a	)
3.45%	02/09/45	825,000	782,743	(a	)
3.85%	08/04/46	2,775,000	2,801,168	(a	)
4.25%	02/09/47	328,000	352,662	(a	)
4.65%	02/23/46	359,000	406,657	(a	)
Applied Materials Inc.
3.30%	04/01/27	570,000	579,992
4.35%	04/01/47	633,000	680,551
Aramark Services Inc.
5.13%	01/15/24	1,619,000	1,718,730
Archer-Daniels-Midland Co.
2.50%	08/11/26	1,509,000	1,445,969
Arconic Inc.
6.15%	08/15/20	715,000	780,244
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc.
4.25%	09/15/22	1,350,000	1,385,505	(h	)
Ascension Health
4.85%	11/15/53	703,000	809,835
AstraZeneca PLC
2.38%	11/16/20	612,000	614,778	(a	)
3.13%	06/12/27	754,000	745,133	(a	)
3.38%	11/16/25	1,023,000	1,041,424	(a	)
AT&T Inc.
2.45%	06/30/20	1,510,000	1,521,008	(a	)
2.85%	02/14/23	3,415,000	3,395,773
3.00%	06/30/22	899,000	907,909	(a	)
3.40%	08/14/24	1,031,000	1,033,258
3.90%	08/14/27	3,415,000	3,420,669
4.45%	04/01/24	1,460,000	1,551,454	(a	)
4.50%	05/15/35	1,584,000	1,562,869	(a	)
4.80%	06/15/44	1,258,000	1,222,839	(a	)
4.90%	08/14/37	1,705,000	1,723,636
5.15%	02/14/50	2,562,000	2,580,165
5.25%	03/01/37	1,370,000	1,443,583	(a	)
5.30%	08/14/58	1,024,000	1,035,878
5.45%	03/01/47	1,711,000	1,807,329	(a	)
Baidu Inc.
2.88%	07/06/22	911,000	914,580
3.63%	07/06/27	801,000	801,745
Bank of America Corp.
2.65%	04/01/19	2,525,000	2,549,114
3.25%	10/21/27	1,954,000	1,912,986	(a	)
3.88%	08/01/25	2,198,000	2,304,757	(a	)
3.95%	04/21/25	1,916,000	1,973,461	(a	)
4.25%	10/22/26	843,000	882,098	(a	)
Bank of America Corp. (2.37% fixed rate until 07/21/20; 0.66% + 3 month USD LIBOR thereafter)
2.37%	07/21/21	1,703,000	1,703,102	(b	)
Bank of America Corp. (3.12% fixed rate until 01/20/22; 1.16% + 3 month USD LIBOR thereafter)
3.12%	01/20/23	2,419,000	2,462,494	(a,b	)
Bank of America Corp. (4.24% fixed rate until 04/24/37; 1.81% + 3 month USD LIBOR thereafter)
4.24%	04/24/38	2,539,000	2,677,045	(a,b	)
Bank of America Corp. (4.44% fixed rate until 01/20/47; 1.99% + 3 month USD LIBOR thereafter)
4.44%	01/20/48	950,000	1,027,843	(a,b	)

 GE RSP Income Fund

Schedule of Investments	September 30, 2017 (Unaudited)

		Principal Amount	Fair Value
Bank of America Corp. (8.00% fixed rate until 01/30/18; 3.63% + 3 month USD LIBOR thereafter)
8.00%	12/31/49	$3,646,000	$3,697,919	(b	)
Barclays PLC
4.34%	01/10/28	633,000	654,712	(a	)
4.38%	01/12/26	1,714,000	1,790,016	(a	)
4.84%	05/09/28	868,000	899,543
5.25%	08/17/45	676,000	772,276	(a	)
Barrick North America Finance LLC
5.70%	05/30/41	355,000	423,164
BAT Capital Corp.
2.30%	08/14/20	1,705,000	1,712,417	(h	)
2.76%	08/15/22	1,705,000	1,714,838	(h	)
3.56%	08/15/27	1,673,000	1,687,087	(h	)
4.39%	08/15/37	796,000	816,195	(h	)
4.54%	08/15/47	1,137,000	1,166,653	(h	)
Baxalta Inc.
2.88%	06/23/20	1,556,000	1,580,320
Becton Dickinson and Co.
2.89%	06/06/22	1,516,000	1,521,761	(a	)
3.70%	06/06/27	2,588,000	2,617,529	(a	)
3.73%	12/15/24	113,000	115,964	(a	)
4.67%	06/06/47	453,000	474,332	(a	)
4.69%	12/15/44	75,000	78,901	(a	)
Berkshire Hathaway Energy Co.
6.13%	04/01/36	877,000	1,128,015
Berkshire Hathaway Inc.
4.50%	02/11/43	501,000	557,909
Berry Global Inc.
5.13%	07/15/23	2,045,000	2,139,684	(a	)
BHP Billiton Finance USA Ltd.
5.00%	09/30/43	562,000	662,334
Biogen Inc.
2.90%	09/15/20	592,000	606,149	(a	)
Boardwalk Pipelines LP
4.45%	07/15/27	362,000	369,211	(a	)
BP Capital Markets PLC
1.38%	05/10/18	1,469,000	1,468,083	(a	)
3.22%	11/28/23	1,587,000	1,624,279	(a	)
3.28%	09/19/27	2,382,000	2,381,404
Brighthouse Financial Inc.
3.70%	06/22/27	240,000	235,613	(a,h	)
4.70%	06/22/47	129,000	126,416	(a,h	)
Brixmor Operating Partnership LP
3.90%	03/15/27	3,655,000	3,619,693	(a	)
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.00%	01/15/22	1,048,000	1,066,026	(a,h	)
3.63%	01/15/24	861,000	886,081	(a,h	)
3.88%	01/15/27	270,000	278,076	(a,h	)
Buckeye Partners LP
3.95%	12/01/26	955,000	946,214	(a	)
5.60%	10/15/44	449,000	465,016	(a	)
Bunge Limited Finance Corp.
3.75%	09/25/27	1,707,000	1,705,378
Burlington Northern Santa Fe LLC
3.65%	09/01/25	1,011,000	1,067,080	(a	)
CalAtlantic Group Inc.
5.25%	06/01/26	1,944,000	2,012,040	(a	)
Calpine Corp.
5.88%	01/15/24	4,556,000	4,709,993	(a,h	)
Canadian Natural Resources Ltd.
3.85%	06/01/27	910,000	918,663	(a	)
4.95%	06/01/47	607,000	640,907	(a	)
Capital One Financial Corp.
4.20%	10/29/25	2,024,000	2,078,709	(a	)
Capital One NA
2.35%	08/17/18	1,340,000	1,345,521	(a	)
Cardinal Health Inc.
2.62%	06/15/22	754,000	752,492	(a	)
3.08%	06/15/24	910,000	915,851	(a	)
3.41%	06/15/27	754,000	755,787	(a	)
4.37%	06/15/47	380,000	391,259	(a	)
Carlson Travel Inc.
6.75%	12/15/23	2,075,000	2,059,438	(a,h	)
Caterpillar Inc.
4.30%	05/15/44	953,000	1,041,229	(a	)
Catholic Health Initiatives

		Principal Amount	Fair Value
2.60%	08/01/18	$1,030,000	$1,037,363
4.35%	11/01/42	1,029,000	965,171
CBL & Associates LP
5.95%	12/15/26	259,000	262,209
CBS Corp.
2.50%	02/15/23	1,639,000	1,616,726	(a	)
2.90%	01/15/27	904,000	856,341	(a	)
CCO Holdings LLC/CCO Holdings Capital Corp.
5.88%	04/01/24	1,932,000	2,050,432	(a,h	)
Celgene Corp.
5.00%	08/15/45	867,000	990,348	(a	)
Cenovus Energy Inc.
5.40%	06/15/47	302,000	300,493	(h	)
CenterPoint Energy Inc.
2.50%	09/01/22	1,705,000	1,701,914
CenturyLink Inc.
5.80%	03/15/22	2,712,000	2,705,220	(a	)
Cequel Communications Holdings I LLC/Cequel Capital Corp.
5.13%	12/15/21	3,893,000	3,970,860	(a,h	)
CF Industries Inc.
7.13%	05/01/20	1,426,000	1,581,149
Charter Communications Operating LLC/Charter Communications Operating Capital
3.58%	07/23/20	2,206,000	2,265,137	(a	)
4.91%	07/23/25	2,206,000	2,360,354	(a	)
5.38%	05/01/47	682,000	707,827	(h	)
6.38%	10/23/35	292,000	340,373	(a	)
6.48%	10/23/45	584,000	684,793	(a	)
Chevron Corp.
3.19%	06/24/23	1,461,000	1,516,094	(a	)
Church & Dwight Company Inc.
2.45%	08/01/22	915,000	911,624
3.15%	08/01/27	1,523,000	1,507,267
Cigna Corp.
3.25%	04/15/25	1,496,000	1,514,386	(a	)
3.88%	10/15/47	1,021,000	1,020,969
Cimarex Energy Co.
3.90%	05/15/27	1,057,000	1,076,047
Cinemark USA Inc.
4.88%	06/01/23	1,452,000	1,466,520	(a	)
Cisco Systems Inc.
2.50%	09/20/26	1,586,000	1,538,452	(a	)
Citigroup Inc.
1.75%	05/01/18	1,547,000	1,547,460	(a	)
2.05%	12/07/18	2,909,000	2,914,178	(a	)
2.90%	12/08/21	1,703,000	1,723,606
4.40%	06/10/25	3,000,000	3,163,440
4.45%	09/29/27	2,569,000	2,711,220	(a	)
4.65%	07/30/45	499,000	551,749	(a	)
Citigroup Inc. (2.88% fixed rate until 07/24/22; 0.95% + 3 month USD LIBOR thereafter)
2.88%	07/24/23	3,420,000	3,423,625	(b	)
Citigroup Inc. (3.67% fixed rate until 07/24/27; 1.39% + 3 month USD LIBOR thereafter)
3.67%	07/24/28	1,712,000	1,728,898	(b	)
Citigroup Inc. (4.28% fixed rate until 04/24/47; 1.84% + 3 month USD LIBOR thereafter)
4.28%	04/24/48	2,534,000	2,658,648	(a,b	)
CMS Energy Corp.
4.88%	03/01/44	1,699,000	1,896,968	(a	)
CNA Financial Corp.
3.45%	08/15/27	1,023,000	1,010,785
5.88%	08/15/20	2,748,000	2,998,837	(a	)
CNH Industrial N.V.
4.50%	08/15/23	1,950,000	2,065,050	(a	)
CNOOC Nexen Finance 2014 ULC
4.25%	04/30/24	2,948,000	3,133,665	(a	)
Columbia Pipeline Group Inc.
3.30%	06/01/20	1,015,000	1,037,919	(a	)
Comcast Corp.
3.38%	08/15/25	837,000	861,465	(a	)
4.20%	08/15/34	1,473,000	1,558,110	(a	)
4.60%	08/15/45	1,470,000	1,616,471	(a	)
Concho Resources Inc.
3.75%	10/01/27	511,000	514,316
4.88%	10/01/47	682,000	713,072
ConocoPhillips Co.
3.35%	11/15/24	873,000	898,125	(a	)
5.95%	03/15/46	317,000	410,911	(a	)

 GE RSP Income Fund

Schedule of Investments	September 30, 2017 (Unaudited)

		Principal Amount	Fair Value
Consolidated Edison Company of New York Inc.
2.90%	12/01/26	$1,570,000	$1,545,159	(a	)
Constellation Brands Inc.
2.70%	05/09/22	1,515,000	1,517,619	(a	)
3.50%	05/09/27	947,000	956,368	(a	)
4.50%	05/09/47	453,000	477,575	(a	)
Continental Resources Inc.
5.00%	09/15/22	713,000	724,622
Corporation Andina de Fomento
2.20%	07/18/20	1,710,000	1,712,172
4.38%	06/15/22	4,326,000	4,671,950	(a	)
Costco Wholesale Corp.
3.00%	05/18/27	1,541,000	1,541,170	(a	)
Credit Agricole S.A.
3.25%	10/04/24	1,661,000	1,660,701	(h	)
Credit Suisse AG
1.70%	04/27/18	3,267,000	3,269,572	(a	)
Credit Suisse Group AG
4.28%	01/09/28	1,096,000	1,141,612	(a,h	)
Credit Suisse Group Funding Guernsey Ltd.
3.13%	12/10/20	1,658,000	1,691,127
3.80%	06/09/23	1,437,000	1,486,792	(a	)
CRH America Finance Inc.
3.40%	05/09/27	739,000	742,358	(a,h	)
CSX Corp.
4.50%	08/01/54	907,000	932,786	(a	)
CVS Health Corp.
3.88%	07/20/25	1,010,000	1,053,157	(a	)
5.13%	07/20/45	2,208,000	2,537,389	(a	)
Daimler Finance North America LLC
2.38%	08/01/18	7,531,000	7,572,164	(a,h	)
Dana Financing Luxembourg Sarl
6.50%	06/01/26	1,945,000	2,100,600	(a,h	)
Danaher Corp.
4.38%	09/15/45	786,000	855,129	(a	)
Dell International LLC/EMC Corp.
3.48%	06/01/19	3,179,000	3,240,991	(a,h	)
4.42%	06/15/21	1,589,000	1,666,989	(a,h	)
6.02%	06/15/26	792,000	878,621	(a,h	)
8.35%	07/15/46	650,000	833,046	(a,h	)
Delphi Automotive PLC
4.40%	10/01/46	855,000	861,823	(a	)
Deutsche Bank AG
2.70%	07/13/20	3,422,000	3,438,152
3.70%	05/30/24	920,000	933,036
Deutsche Telekom International Finance BV
2.49%	09/19/23	1,514,000	1,483,014	(a,h	)
Devon Energy Corp.
5.00%	06/15/45	677,000	713,247	(a	)
5.85%	12/15/25	604,000	697,016	(a	)
Dexia Credit Local S.A.
2.25%	01/30/19	6,894,000	6,926,433	(a,h	)
Diageo Investment Corp.
2.88%	05/11/22	1,617,000	1,657,231	(a	)
Discover Bank
3.10%	06/04/20	2,360,000	2,410,339	(a	)
Discovery Communications LLC
2.20%	09/20/19	1,705,000	1,711,189
3.95%	03/20/28	1,705,000	1,701,420
5.00%	09/20/37	680,000	694,341
5.20%	09/20/47	680,000	691,499
Dollar General Corp.
1.88%	04/15/18	3,006,000	3,009,126	(a	)
Dominion Energy Inc.
2.58%	07/01/20	1,191,000	1,198,158	(a	)
3.63%	12/01/24	1,360,000	1,405,941	(a	)
DTE Energy Co.
2.85%	10/01/26	1,093,000	1,045,728	(a	)
Duke Energy Corp.
3.75%	09/01/46	1,090,000	1,049,201	(a	)
Duke Energy Progress LLC
4.15%	12/01/44	1,010,000	1,073,499	(a	)
Duquesne Light Holdings Inc.
3.62%	08/01/27	1,710,000	1,701,005	(h	)
Eastman Chemical Co.
3.60%	08/15/22	654,000	679,977	(a	)

		Principal Amount	Fair Value
Eaton Corp.
3.10%	09/15/27	$1,703,000	$1,684,557
Ecopetrol S.A.
5.88%	05/28/45	1,461,000	1,433,241	(a	)
EI du Pont de Nemours & Co. 0.53% + 3 month USD LIBOR
1.84%	05/01/20	1,509,000	1,521,727	(a,b	)
Electricite de France S.A.
2.15%	01/22/19	3,444,000	3,457,409	(a,h	)
Eli Lilly & Co.
3.10%	05/15/27	752,000	759,828	(a	)
3.70%	03/01/45	292,000	293,229	(a	)
3.95%	05/15/47	453,000	474,826	(a	)
Embraer Netherlands Finance BV
5.40%	02/01/27	1,141,000	1,233,547	(a	)
EMC Corp.
2.65%	06/01/20	3,569,000	3,524,387
Emera US Finance LP
3.55%	06/15/26	1,300,000	1,308,502	(a	)
4.75%	06/15/46	366,000	393,596	(a	)
Enbridge Energy Partners LP
5.50%	09/15/40	271,000	285,526	(a	)
Enbridge Inc. (5.50% fixed rate until 07/15/27; 3.42% + 3 month USD LIBOR until 07/15/47; 4.17% + 3 month USD LIBOR thereafter)
5.50%	07/15/77	1,524,000	1,544,330	(b	)
Encana Corp.
3.90%	11/15/21	1,585,000	1,626,606	(a	)
Endo Dac/Endo Finance LLC/Endo Finco Inc.
5.88%	10/15/24	2,075,000	2,176,260	(a,h	)
Enel Finance International N.V.
3.63%	05/25/27	1,211,000	1,213,462	(a,h	)
4.75%	05/25/47	783,000	828,731	(a,h	)
Energy Transfer Equity LP
5.88%	01/15/24	5,497,000	5,909,275	(a	)
Energy Transfer LP
5.30%	04/15/47	738,000	739,136	(a	)
6.50%	02/01/42	1,559,000	1,767,360	(a	)
Energy Transfer LP/Regency Energy Finance Corp.
4.50%	11/01/23	1,269,000	1,328,795
EnLink Midstream Partners LP (6.00% fixed rate until 12/15/22; 4.11% + 3 month USD LIBOR thereafter)
6.00%	12/31/99	2,191,000	2,193,169	(b	)
Entergy Louisiana LLC
3.05%	06/01/31	1,093,000	1,054,570	(a	)
Enterprise Products Operating LLC
3.95%	02/15/27	2,108,000	2,212,599	(a	)
EOG Resources Inc.
4.15%	01/15/26	2,676,000	2,838,754	(a	)
EQT Corp.
3.00%	10/01/22	1,708,000	1,714,268
3.90%	10/01/27	1,708,000	1,709,025
ERP Operating LP
4.50%	07/01/44	658,000	703,882	(a	)
Exelon Corp.
3.50%	06/01/22	2,369,000	2,438,151	(a	)
4.45%	04/15/46	1,599,000	1,673,641	(a	)
Express Scripts Holding Co.
3.40%	03/01/27	1,589,000	1,571,553	(a	)
4.80%	07/15/46	476,000	503,598	(a	)
Exxon Mobil Corp.
2.22%	03/01/21	1,007,000	1,014,099	(a	)
3.04%	03/01/26	805,000	819,458	(a	)
FirstEnergy Corp.
3.90%	07/15/27	1,023,000	1,042,028
4.85%	07/15/47	358,000	375,721
Florida Power & Light Co.
4.13%	02/01/42	947,000	1,017,201	(a	)
Ford Motor Co.
4.35%	12/08/26	1,667,000	1,733,063	(a	)
Ford Motor Credit Company LLC
3.22%	01/09/22	2,200,000	2,230,580	(a	)
Freeport-McMoRan Inc.
3.10%	03/15/20	2,142,000	2,146,284
Frontier Communications Corp.
7.13%	03/15/19	3,333,000	3,299,670	(a	)
11.00%	09/15/25	1,351,000	1,148,350	(a	)
General Dynamics Corp.
2.13%	08/15/26	734,000	689,681	(a	)

 GE RSP Income Fund

Schedule of Investments	September 30, 2017 (Unaudited)

		Principal Amount	Fair Value
General Motors Co.
5.20%	04/01/45	$292,000	$295,060	(a	)
General Motors Financial Company Inc.
3.15%	01/15/20	2,065,000	2,103,270	(a	)
3.20%	07/13/20	128,000	131,052	(a	)
5.25%	03/01/26	1,598,000	1,740,382	(a	)
Georgia-Pacific LLC
3.60%	03/01/25	598,000	617,955	(a,h	)
Gilead Sciences Inc.
1.95%	03/01/22	956,000	941,354	(a	)
2.95%	03/01/27	767,000	759,437
3.65%	03/01/26	1,142,000	1,192,031	(a	)
4.15%	03/01/47	942,000	966,916	(a	)
4.80%	04/01/44	665,000	746,030	(a	)
Glencore Finance Canada Ltd.
5.55%	10/25/42	405,000	447,968	(h	)
Glencore Funding LLC
4.00%	03/27/27	1,726,000	1,736,450	(a,h	)
Grupo Televisa SAB
5.00%	05/13/45	382,000	382,722	(a	)
H&E Equipment Services Inc.
5.63%	09/01/25	185,000	194,713	(h	)
Halliburton Co.
3.80%	11/15/25	1,475,000	1,516,580	(a	)
5.00%	11/15/45	885,000	969,783	(a	)
HCA Inc.
4.75%	05/01/23	4,352,000	4,586,138	(a	)
Hess Corp.
4.30%	04/01/27	791,000	786,831	(a	)
5.60%	02/15/41	635,000	633,844	(a	)
5.80%	04/01/47	476,000	488,961	(a	)
Hewlett Packard Enterprise Co.
6.35%	10/15/45	477,000	505,439	(a	)
Honeywell International Inc.
2.50%	11/01/26	886,000	848,868	(a	)
HSBC Holdings PLC
2.95%	05/25/21	2,590,000	2,638,329	(a	)
4.25%	03/14/24	1,025,000	1,071,494	(a	)
HSBC Holdings PLC (3.26% fixed rate until 03/13/22; 1.06% + 3 month USD LIBOR thereafter)
3.26%	03/13/23	3,235,000	3,303,129	(a,b	)
HSBC Holdings PLC (6.00% fixed rate until 05/22/27; 3.75% + USD 5 year Mid-Market Swap Rate thereafter)
6.00%	12/31/99	2,229,000	2,331,311	(a,b	)
Hyundai Capital America
2.13%	10/02/17	1,488,000	1,488,000	(a,h	)
3.10%	04/05/22	827,000	822,877	(a,h	)
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
6.00%	08/01/20	2,142,000	2,210,544
ING Bank N.V.
2.70%	08/17/20	1,400,000	1,419,829	(h	)
Ingersoll-Rand Luxembourg Finance S.A.
3.55%	11/01/24	2,058,000	2,131,573
Ingles Markets Inc.
5.75%	06/15/23	2,201,000	2,156,980
Intel Corp.
2.45%	07/29/20	1,470,000	1,496,827
2.60%	05/19/26	2,674,000	2,611,000	(a	)
2.88%	05/11/24	1,506,000	1,524,072	(a	)
International Business Machines Corp.
3.30%	01/27/27	642,000	652,221
3.63%	02/12/24	1,419,000	1,488,077
International Flavors & Fragrances Inc.
4.38%	06/01/47	456,000	468,567
International Paper Co.
4.40%	08/15/47	1,472,000	1,487,633
Interstate Power & Light Co.
3.40%	08/15/25	3,380,000	3,425,984
Intesa Sanpaolo S.p.A.
3.88%	07/14/27	1,613,000	1,619,097	(h	)
IPALCO Enterprises Inc.
3.70%	09/01/24	180,000	181,565	(h	)
j2 Cloud Services LLC/j2 Global Co-Obligor Inc.
6.00%	07/15/25	205,000	213,979	(h	)
JB Poindexter & Company Inc.
9.00%	04/01/22	962,000	1,005,290	(h	)
JBS USA LUX S.A./JBS USA Finance Inc.
5.75%	06/15/25	1,715,000	1,694,185	(h	)

		Principal Amount	Fair Value
Jefferies Group LLC
5.13%	01/20/23	$1,298,000	$1,417,546
6.50%	01/20/43	1,073,000	1,229,916
Johnson & Johnson
3.63%	03/03/37	1,108,000	1,155,400
Johnson Controls International PLC
4.50%	02/15/47	607,000	643,893
JPMorgan Chase & Co.
2.30%	08/15/21	1,407,000	1,405,058
2.55%	10/29/20	1,589,000	1,606,797
3.30%	04/01/26	1,724,000	1,729,620
3.63%	12/01/27	1,040,000	1,042,340
JPMorgan Chase & Co. (3.22% fixed rate until 03/01/24; 1.16% + 3 month USD LIBOR thereafter)
3.22%	03/01/25	1,701,000	1,728,029	(b	)
JPMorgan Chase & Co. (3.78% fixed rate until 02/01/27; 1.34% + 3 month USD LIBOR thereafter)
3.78%	02/01/28	1,214,000	1,248,988	(b	)
JPMorgan Chase & Co. (3.88% fixed rate until 07/24/17; 1.36% + 3 month USD LIBOR thereafter)
3.88%	07/24/38	2,236,000	2,248,075	(b	)
JPMorgan Chase & Co. (3.54% fixed rate until 05/01/27; 1.38% + 3 month USD LIBOR thereafter)
3.54%	05/01/28	2,708,000	2,738,600	(b	)
JPMorgan Chase & Co. (4.03% fixed rate until 07/24/47; 1.46% + 3 month USD LIBOR thereafter)
4.03%	07/24/48	1,712,000	1,730,490	(b	)
JPMorgan Chase & Co. (5.00% fixed rate until 07/01/19; 3.32% + 3 month USD LIBOR thereafter)
5.00%	12/29/49	1,294,000	1,315,998	(b	)
JPMorgan Chase & Co. (6.10% fixed rate until 10/01/24; 3.33% + 3 month USD LIBOR thereafter)
6.10%	10/29/49	3,830,000	4,227,324	(b	)
JPMorgan Chase & Co. (7.90% fixed rate until 04/30/18; 3.47% + 3 month USD LIBOR thereafter)
7.90%	12/29/49	1,704,000	1,752,649	(b	)
KB Home
7.00%	12/15/21	3,469,000	3,878,776
Kinder Morgan Energy Partners LP
3.50%	09/01/23	959,000	970,479
6.38%	03/01/41	630,000	726,100
Kinder Morgan Inc.
3.05%	12/01/19	582,000	592,395
5.05%	02/15/46	630,000	647,086
5.55%	06/01/45	1,106,000	1,191,737
Kraft Heinz Foods Co.
3.00%	06/01/26	1,193,000	1,145,519
4.38%	06/01/46	1,225,000	1,204,408
Kreditanstalt fuer Wiederaufbau
2.00%	10/04/22	2,611,000	2,598,598	(a	)
4.50%	07/16/18	2,938,000	3,007,072	(a	)
L Brands Inc.
5.63%	02/15/22	2,237,000	2,387,774
Lee Enterprises Inc.
9.50%	03/15/22	2,712,000	2,812,005	(h	)
Lennar Corp.
4.50%	11/15/19	2,770,000	2,865,219
4.75%	05/30/25	1,355,000	1,415,128
Levi Strauss & Co.
5.00%	05/01/25	2,041,000	2,153,255
Lincoln National Corp.
3.63%	12/12/26	887,000	898,079
Lithia Motors Inc.
5.25%	08/01/25	453,000	469,988	(h	)
Lloyds Banking Group PLC
3.75%	01/11/27	774,000	788,056
Lockheed Martin Corp.
3.55%	01/15/26	1,557,000	1,608,801
3.80%	03/01/45	610,000	595,628
4.70%	05/15/46	661,000	739,937
Lowe’s Companies Inc.
3.70%	04/15/46	754,000	731,599
LYB International Finance BV
4.88%	03/15/44	477,000	522,081
LYB International Finance II BV
3.50%	03/02/27	1,700,000	1,694,288
Macy’s Retail Holdings Inc.
4.30%	02/15/43	347,000	279,840
Marathon Oil Corp.
3.85%	06/01/25	794,000	793,722
Marathon Petroleum Corp.
3.63%	09/15/24	1,346,000	1,371,291
Marsh & McLennan Companies Inc.
3.50%	03/10/25	1,621,000	1,671,835

 GE RSP Income Fund

Schedule of Investments	September 30, 2017 (Unaudited)

		Principal Amount	Fair Value
Masco Corp.
4.38%	04/01/26	$314,000	$333,036
McDonald’s Corp.
3.70%	01/30/26	766,000	798,379
4.88%	12/09/45	611,000	687,008
Medtronic Inc.
3.50%	03/15/25	1,443,000	1,504,703
4.63%	03/15/45	943,000	1,073,860
Memorial Sloan-Kettering Cancer Center
4.13%	07/01/52	1,180,000	1,213,477
Merck & Company Inc.
2.75%	02/10/25	2,942,000	2,950,943
MetLife Inc.
4.72%	12/15/44	986,000	1,098,049
Mexichem SAB de C.V.
4.00%	10/04/27	1,317,000	1,310,389	(h	)
5.50%	01/15/48	913,000	900,474	(h	)
MGM Resorts International
4.63%	09/01/26	1,303,000	1,320,916
5.25%	03/31/20	2,037,000	2,156,776
6.63%	12/15/21	3,402,000	3,832,353
Microsoft Corp.
1.55%	08/08/21	1,582,000	1,553,034
2.40%	08/08/26	1,837,000	1,776,361
3.45%	08/08/36	954,000	960,335
3.70%	08/08/46	954,000	962,624
4.00%	02/12/55	1,418,000	1,469,261
4.10%	02/06/37	488,000	531,481
4.25%	02/06/47	1,236,000	1,365,706
Mizuho Bank Ltd.
2.45%	04/16/19	3,931,000	3,956,909	(h	)
Mizuho Financial Group Inc.
2.63%	04/12/21	1,664,000	1,662,631	(h	)
Molina Healthcare Inc.
4.88%	06/15/25	1,431,000	1,409,535	(h	)
Molson Coors Brewing Co.
2.10%	07/15/21	1,343,000	1,325,084
3.00%	07/15/26	632,000	615,587
4.20%	07/15/46	662,000	663,688
Monsanto Co.
4.70%	07/15/64	384,000	385,256
Morgan Stanley
2.45%	02/01/19	5,268,000	5,303,717
2.63%	11/17/21	1,715,000	1,720,213
2.65%	01/27/20	1,600,000	1,618,624
2.75%	05/19/22	1,703,000	1,711,549
3.63%	01/20/27	1,643,000	1,663,603
3.70%	10/23/24	1,576,000	1,633,918
3.95%	04/23/27	1,495,000	1,523,121
4.10%	05/22/23	3,607,000	3,776,168
4.38%	01/22/47	1,460,000	1,552,783
Morgan Stanley (3.59% fixed rate until 07/22/27; 1.34% + 3 month USD LIBOR thereafter)
3.59%	07/22/28	5,238,000	5,261,361	(b	)
Morgan Stanley (3.97% fixed rate until 07/22/37; 1.46% + 3 month USD LIBOR thereafter)
3.97%	07/22/38	1,025,000	1,030,750	(b	)
MPLX LP
5.20%	03/01/47	476,000	499,024
Murphy Oil Corp.
5.75%	08/15/25	2,473,000	2,543,975
Mylan N.V.
3.15%	06/15/21	754,000	767,037
3.95%	06/15/26	779,000	793,622
National Retail Properties Inc.
4.00%	11/15/25	1,620,000	1,660,921
Navient Corp.
8.00%	03/25/20	2,855,000	3,144,212
NCL Corporation Ltd.
4.63%	11/15/20	1,697,000	1,760,638	(h	)
Newell Brands Inc.
3.85%	04/01/23	1,599,000	1,679,414
4.20%	04/01/26	1,599,000	1,684,962
5.50%	04/01/46	658,000	781,355
Newmont Mining Corp.
4.88%	03/15/42	1,263,000	1,351,726
Nexen Energy ULC
6.40%	05/15/37	724,000	929,276	(a	)

		Principal Amount	Fair Value
NGPL PipeCo LLC
4.88%	08/15/27	$416,000	$435,926	(h	)
Noble Energy Inc.
3.90%	11/15/24	1,756,000	1,799,830
Nordstrom Inc.
5.00%	01/15/44	85,000	83,509
Northern States Power Co.
2.20%	08/15/20	3,380,000	3,396,190
Northrop Grumman Corp.
3.85%	04/15/45	341,000	331,834
Novartis Capital Corp.
3.00%	11/20/25	226,000	230,167
4.00%	11/20/45	345,000	367,522
NRG Energy Inc.
6.25%	07/15/22	2,099,000	2,203,950
Nucor Corp.
4.13%	09/15/22	727,000	775,658
NuStar Logistics LP
4.80%	09/01/20	1,426,000	1,483,468
Occidental Petroleum Corp.
4.10%	02/15/47	801,000	820,384
Omnicom Group Inc.
3.63%	05/01/22	1,150,000	1,198,783
Oncor Electric Delivery Company LLC
3.80%	09/30/47	274,000	276,019	(h	)
Oracle Corp.
1.90%	09/15/21	1,151,000	1,142,793
2.40%	09/15/23	1,085,000	1,079,000
4.00%	07/15/46	954,000	986,465
4.13%	05/15/45	584,000	611,337
Owens-Brockway Glass Container Inc.
6.38%	08/15/25	1,300,000	1,470,625	(h	)
Pacific Gas & Electric Co.
3.40%	08/15/24	5,053,000	5,221,012
PacifiCorp
6.25%	10/15/37	2,644,000	3,540,342
Parker-Hannifin Corp.
3.25%	03/01/27	3,228,000	3,247,885	(h	)
PepsiCo Inc.
3.45%	10/06/46	586,000	555,809
Perrigo Finance Unlimited Co.
3.50%	03/15/21	768,000	787,661
3.90%	12/15/24	1,610,000	1,643,214
Petroleos Mexicanos
4.50%	01/23/26	3,029,000	3,021,640	(a	)
5.38%	03/13/22	1,820,000	1,944,215	(a,h	)
5.63%	01/23/46	672,000	626,600	(a	)
6.38%	01/23/45	909,000	927,716	(a	)
6.50%	03/13/27	1,570,000	1,738,932	(h	)
6.75%	09/21/47	1,456,000	1,552,242
PetSmart Inc.
5.88%	06/01/25	2,090,000	1,823,525	(h	)
Pfizer Inc.
3.00%	12/15/26	1,303,000	1,319,470
4.13%	12/15/46	792,000	848,850
4.40%	05/15/44	467,000	518,263
Philip Morris International Inc.
4.13%	03/04/43	1,463,000	1,496,532
Plains All American Pipeline LP/PAA Finance Corp.
4.70%	06/15/44	623,000	563,317
5.75%	01/15/20	1,162,000	1,236,589
PNC Bank NA
2.40%	10/18/19	1,179,000	1,190,059	(a	)
Potash Corporation of Saskatchewan Inc.
4.00%	12/15/26	735,000	766,171	(a	)
PPL Capital Funding Inc.
3.10%	05/15/26	1,998,000	1,967,131	(a	)
Precision Castparts Corp.
4.38%	06/15/45	955,000	1,047,358	(a	)
Prudential Financial Inc. (4.50% fixed rate until 09/15/27; 2.38% + 3 month USD LIBOR thereafter)
4.50%	09/15/47	852,000	866,510	(b	)
Prudential Financial Inc. (5.38% fixed rate until 05/15/25; 3.03% + 3 month USD LIBOR thereafter)
5.38%	05/15/45	1,600,000	1,732,592	(a,b	)
Public Service Electric & Gas Co.
2.38%	05/15/23	3,469,000	3,446,486	(a	)
PulteGroup Inc.

 GE RSP Income Fund

Schedule of Investments	September 30, 2017 (Unaudited)

		Principal Amount	Fair Value
4.25%	03/01/21	$650,000	$677,690	(a	)
5.50%	03/01/26	1,700,000	1,853,680	(a	)
QUALCOMM Inc.
2.10%	05/20/20	1,516,000	1,522,307
2.90%	05/20/24	752,000	755,542
3.25%	05/20/27	530,000	534,081
4.30%	05/20/47	607,000	621,665
Realty Income Corp.
3.00%	01/15/27	2,415,000	2,304,465	(a	)
Reckitt Benckiser Treasury Services PLC
3.00%	06/26/27	2,379,000	2,350,843	(h	)
Reynolds American Inc.
4.45%	06/12/25	134,000	143,748	(a	)
5.85%	08/15/45	397,000	481,867	(a	)
Rio Tinto Finance USA PLC
4.13%	08/21/42	824,000	858,682
Roche Holdings Inc.
2.25%	09/30/19	1,396,000	1,404,683	(h	)
Rockwell Collins Inc.
3.20%	03/15/24	749,000	762,894
3.50%	03/15/27	829,000	845,298
4.35%	04/15/47	755,000	785,155
Rogers Communications Inc.
5.00%	03/15/44	534,000	603,564
Royal Bank of Scotland Group PLC (3.50% fixed rate until 05/15/22; 1.48% + 3 month USD LIBOR thereafter)
3.50%	05/15/23	2,138,000	2,154,655	(b	)
RPM International Inc.
3.75%	03/15/27	1,656,000	1,680,194
Ryder System Inc.
2.45%	09/03/19	3,608,000	3,633,544	(a	)
Sabine Pass Liquefaction LLC
4.20%	03/15/28	3,173,000	3,193,339
5.00%	03/15/27	760,000	808,199
Santander Holdings USA Inc.
2.65%	04/17/20	3,018,000	3,031,943
3.70%	03/28/22	2,703,000	2,755,033	(h	)
4.40%	07/13/27	1,198,000	1,221,948	(h	)
Santander UK Group Holdings PLC
4.75%	09/15/25	557,000	581,842	(h	)
Schlumberger Holdings Corp.
3.00%	12/21/20	1,200,000	1,228,986	(h	)
4.00%	12/21/25	651,000	682,878	(h	)
Select Income REIT
4.25%	05/15/24	1,698,000	1,715,676
Shell International Finance BV
2.88%	05/10/26	1,587,000	1,578,795	(a	)
3.40%	08/12/23	1,924,000	2,014,890	(a	)
3.75%	09/12/46	592,000	574,216	(a	)
4.13%	05/11/35	906,000	957,832
Shire Acquisitions Investments Ireland DAC
2.40%	09/23/21	1,286,000	1,279,378	(a	)
2.88%	09/23/23	1,821,000	1,809,109	(a	)
3.20%	09/23/26	703,000	692,778	(a	)
Siemens Financieringsmaatschappij N.V.
3.40%	03/16/27	1,590,000	1,635,962	(h	)
Simon Property Group LP
3.38%	06/15/27	1,702,000	1,710,050
Sinclair Television Group Inc.
5.38%	04/01/21	3,562,000	3,655,502	(a	)
Smithfield Foods Inc.
2.70%	01/31/20	650,000	652,001	(a,h	)
4.25%	02/01/27	861,000	890,093	(a,h	)
Southern California Edison Co.
2.40%	02/01/22	1,345,000	1,349,062
Southern Copper Corp.
5.88%	04/23/45	728,000	835,416
Spectra Energy Partners LP
3.38%	10/15/26	790,000	784,265
4.50%	03/15/45	314,000	317,856
Sprint Corp.
7.63%	02/15/25	3,612,000	4,137,907
Standard Industries Inc.
5.38%	11/15/24	4,068,000	4,322,250	(h	)
Statoil ASA
3.95%	05/15/43	845,000	849,377	(a	)

		Principal Amount	Fair Value
Sumitomo Life Insurance Co. (4.00% fixed rate until 09/14/27; 2.99% + 3 month USD LIBOR thereafter)
4.00%	09/14/77	$1,715,000	$1,683,084	(b,h	)
Sumitomo Mitsui Banking Corp.
2.25%	07/11/19	2,436,000	2,445,354
Sunoco Logistics Partners Operations LP
5.40%	10/01/47	1,672,000	1,705,808
Sunoco LP/Sunoco Finance Corp.
5.50%	08/01/20	2,787,000	2,870,610	(a	)
6.25%	04/15/21	651,000	682,183	(a	)
SunTrust Banks Inc. (5.05% fixed rate until 06/15/22; 3.10% + 3 month USD LIBOR thereafter)
5.05%	12/31/99	3,537,000	3,616,582	(b	)
SUPERVALU Inc.
6.75%	06/01/21	1,963,000	1,874,665	(a	)
Sysco Corp.
3.25%	07/15/27	1,521,000	1,513,212
T-Mobile USA Inc.
6.63%	04/01/23	2,032,000	2,128,520
Tampa Electric Co.
4.35%	05/15/44	1,326,000	1,396,981
Target Corp.
2.50%	04/15/26	1,591,000	1,522,873
Teachers Insurance & Annuity Association of America
4.90%	09/15/44	1,448,000	1,635,348	(h	)
Teck Resources Ltd.
4.75%	01/15/22	1,459,000	1,540,157
TEGNA Inc.
5.50%	09/15/24	934,000	983,035	(h	)
Telefonica Emisiones SAU
4.10%	03/08/27	2,220,000	2,297,700
Tenet Healthcare Corp.
4.75%	06/01/20	3,413,000	3,514,025
6.00%	10/01/20	3,421,000	3,645,760	(a	)
Teva Pharmaceutical Finance Netherlands III BV
1.40%	07/20/18	1,702,000	1,694,086
1.70%	07/19/19	1,022,000	1,007,304
3.15%	10/01/26	1,434,000	1,323,195	(a	)
4.10%	10/01/46	454,000	386,862	(a	)
The Allstate Corp.
4.20%	12/15/46	699,000	743,435	(a	)
The Allstate Corp. (5.75% fixed rate until 08/15/23; 2.94% + 3 month USD LIBOR thereafter)
5.75%	08/15/53	1,800,000	1,971,720	(a,b	)
The Bank of New York Mellon Corp. (2.66% fixed rate until 05/16/22; 0.63% + 3 month USD LIBOR thereafter)
2.66%	05/16/23	1,694,000	1,699,624	(a,b	)
The Bank of New York Mellon Corp. (3.44% fixed rate until 02/07/27; 1.07% + 3 month USD LIBOR thereafter)
3.44%	02/07/28	1,694,000	1,737,011	(a,b	)
The Bank of New York Mellon Corp. (4.63% fixed rate until 09/20/26; 3.13% + 3 month USD LIBOR thereafter)
4.63%	12/29/49	3,635,000	3,708,427	(a,b	)
The Bank of Tokyo-Mitsubishi UFJ Ltd.
2.30%	03/10/19	3,980,000	3,998,758	(a,h	)
The Dow Chemical Co.
4.25%	10/01/34	1,470,000	1,514,894	(a	)
The Estee Lauder Companies Inc.
3.15%	03/15/27	706,000	715,736	(a	)
The Goldman Sachs Group Inc.
2.30%	12/13/19	5,380,000	5,403,941	(a	)
2.35%	11/15/21	1,715,000	1,700,783	(a	)
2.38%	01/22/18	3,813,000	3,821,972	(a	)
2.63%	04/25/21	2,285,000	2,295,671	(a	)
2.90%	07/19/18	1,301,000	1,312,826	(a	)
3.85%	01/26/27	1,456,000	1,485,397	(a	)
4.25%	10/21/25	2,032,000	2,119,315	(a	)
4.80%	07/08/44	2,348,000	2,625,933	(a	)
5.15%	05/22/45	1,599,000	1,830,535	(a	)
The Goldman Sachs Group Inc. (2.91% fixed rate until 07/22/24; 0.99% + 3 month USD LIBOR thereafter)
2.91%	07/24/23	1,707,000	1,708,280	(b	)
The Goldman Sachs Group Inc. (2.91% fixed rate until 06/05/22; 1.05% + 3 month USD LIBOR thereafter)
2.91%	06/05/23	3,405,000	3,408,269	(a,b	)
The Goldman Sachs Group Inc. (3.27% fixed rate until 09/29/24; 1.20% + 3 month USD LIBOR thereafter)
3.27%	09/29/25	1,913,000	1,917,285	(b	)
The Goldman Sachs Group Inc. (3.69% fixed rate until 06/05/27; 1.51% + 3 month USD LIBOR thereafter)
3.69%	06/05/28	1,700,000	1,716,218	(a,b	)
The Home Depot Inc.
3.35%	09/15/25	871,000	901,128	(a	)
3.50%	09/15/56	1,123,000	1,033,980
3.90%	06/15/47	905,000	925,978	(a	)
The Korea Development Bank
3.38%	09/16/25	920,000	931,279	(a	)

 GE RSP Income Fund

Schedule of Investments	September 30, 2017 (Unaudited)

		Principal Amount	Fair Value
The Kroger Co.
2.95%	11/01/21	$2,058,000	$2,076,275
4.65%	01/15/48	1,067,000	1,036,132
The Mosaic Co.
5.63%	11/15/43	315,000	321,820
The Nielsen Company Luxembourg Sarl
5.00%	02/01/25	1,302,000	1,354,080	(h	)
The Sherwin-Williams Co.
2.25%	05/15/20	1,514,000	1,519,950
2.75%	06/01/22	602,000	605,991
3.13%	06/01/24	1,514,000	1,524,749
3.45%	06/01/27	721,000	726,891
4.50%	06/01/47	729,000	766,230
The Southern Co.
3.25%	07/01/26	825,000	815,529	(a	)
4.40%	07/01/46	581,000	601,829	(a	)
The Southern Co. (5.50% fixed rate until 03/15/22; 3.63% + 3 month USD LIBOR thereafter)
5.50%	03/15/57	1,135,000	1,203,338	(a,b	)
The Toronto-Dominion Bank (3.63% fixed rate until 09/15/26; 2.21% + USD 5 year Swap Rate thereafter)
3.63%	09/15/31	1,561,000	1,550,307	(a,b	)
The Walt Disney Co.
4.13%	06/01/44	635,000	665,004
Time Warner Cable LLC
4.50%	09/15/42	292,000	276,320	(a	)
6.55%	05/01/37	984,000	1,155,442	(a	)
Time Warner Inc.
3.80%	02/15/27	1,647,000	1,650,179	(a	)
5.35%	12/15/43	1,923,000	2,072,109	(a	)
TransCanada PipeLines Ltd.
4.88%	01/15/26	801,000	900,604	(a	)
Tyco Electronics Group S.A.
2.35%	08/01/19	2,946,000	2,961,707	(a	)
3.13%	08/15/27	1,705,000	1,690,303
Tyson Foods Inc.
2.65%	08/15/19	604,000	611,133	(a	)
4.55%	06/02/47	605,000	647,150
U.S. Bancorp (5.13% fixed rate until 01/15/21; 3.49% + 3 month USD LIBOR thereafter)
5.13%	12/29/49	3,379,000	3,581,740	(a,b	)
UBS Group Funding Switzerland AG
2.95%	09/24/20	2,479,000	2,516,550	(a,h	)
Union Pacific Corp.
3.60%	09/15/37	409,000	414,975
4.10%	09/15/67	682,000	689,829
United Technologies Corp.
2.65%	11/01/26	1,585,000	1,530,222	(a	)
3.75%	11/01/46	558,000	538,364	(a	)
UnitedHealth Group Inc.
4.75%	07/15/45	1,390,000	1,604,491	(a	)
Vale Overseas Ltd.
4.38%	01/11/22	913,000	950,196	(a	)
5.88%	06/10/21	1,822,000	2,002,123	(a	)
6.25%	08/10/26	425,000	483,000	(a	)
6.88%	11/10/39	545,000	625,475	(a	)
Valvoline Inc.
4.38%	08/15/25	365,000	370,475	(h	)
Ventas Realty LP
3.25%	10/15/26	1,720,000	1,673,044	(a	)
Verizon Communications Inc.
3.38%	02/15/25	1,761,000	1,768,097	(h	)
4.40%	11/01/34	1,465,000	1,464,429	(a	)
4.67%	03/15/55	1,040,000	989,841	(a	)
4.86%	08/21/46	3,973,000	4,048,765	(a	)
5.25%	03/16/37	1,091,000	1,197,394	(a	)
Viacom Inc.
3.45%	10/04/26	901,000	866,149	(a	)
5.25%	04/01/44	1,089,000	1,043,741
Videotron Ltd.
5.13%	04/15/27	138,000	143,479	(h	)
Virgin Media Finance PLC
5.75%	01/15/25	3,724,000	3,858,995	(a,h	)
Virginia Electric & Power Co.
4.00%	11/15/46	1,820,000	1,868,994	(a	)
Visa Inc.
3.15%	12/14/25	892,000	914,041	(a	)
4.30%	12/14/45	881,000	972,897	(a	)

		Principal Amount	Fair Value
Volkswagen Group of America Finance LLC 0.44% + 3 month USD LIBOR
1.76%	11/20/17	$1,669,000	$1,669,691	(a,b,h	)
Vulcan Materials Co.
3.90%	04/01/27	774,000	791,523
W.R. Grace & Co.
5.63%	10/01/24	3,379,000	3,712,676	(a,h	)
Wabtec Corp.
3.45%	11/15/26	474,000	466,160
Wal-Mart Stores Inc.
4.30%	04/22/44	1,824,000	2,016,924	(a	)
Walgreens Boots Alliance Inc.
4.65%	06/01/46	477,000	500,831
WEC Energy Group Inc.
3.55%	06/15/25	1,457,000	1,501,293
WellCare Health Plans Inc.
5.25%	04/01/25	1,667,000	1,754,518
Wells Fargo & Co.
2.63%	07/22/22	3,420,000	3,425,267
3.90%	05/01/45	872,000	874,869	(a	)
4.75%	12/07/46	1,421,000	1,557,913	(a	)
Wells Fargo & Co. (3.58% fixed rate until 05/22/27; 1.31% + 3 month USD LIBOR thereafter)
3.58%	05/22/28	1,700,000	1,724,208	(a,b	)
Wells Fargo & Co. (5.90% fixed rate until 06/15/24; 3.11% + 3 month USD LIBOR thereafter)
5.90%	12/29/49	2,229,000	2,426,824	(b	)
Wells Fargo & Co. (7.98% fixed rate until 03/15/18; 3.77% + 3 month USD LIBOR thereafter)
7.98%	03/29/49	1,704,000	1,746,651	(b	)
Wells Fargo & Co. (5.88% fixed rate until 06/15/25; 3.99% + 3 month USD LIBOR thereafter)
5.88%	12/29/49	2,359,000	2,625,567	(a,b	)
Western Digital Corp.
7.38%	04/01/23	325,000	356,281	(h	)
Western Gas Partners LP
5.38%	06/01/21	1,444,000	1,548,401
Westlake Chemical Corp.
3.60%	08/15/26	1,077,000	1,078,239
5.00%	08/15/46	487,000	530,840
WestRock Co.
3.00%	09/15/24	1,310,000	1,311,585	(h	)
Williams Partners LP
3.75%	06/15/27	615,000	614,520
3.90%	01/15/25	1,023,000	1,044,442
4.90%	01/15/45	483,000	489,395
5.40%	03/04/44	292,000	315,582
Willis North America Inc.
3.60%	05/15/24	1,702,000	1,739,325
Windstream Services LLC
6.38%	08/01/23	3,218,000	2,276,735
WPP Finance 2010
3.75%	09/19/24	2,929,000	2,997,216
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
5.25%	05/15/27	1,668,000	1,695,022	(a,h	)
Xilinx Inc.
2.95%	06/01/24	1,210,000	1,211,525
XPO Logistics Inc.
6.50%	06/15/22	1,944,000	2,046,060	(h	)
			980,014,403

Non-Agency Collateralized Mortgage Obligations – 3.7%
American Tower Trust I (REIT)
1.55%	03/15/43	5,061,000	5,051,779	(h	)
Banc of America Commercial Mortgage Trust 2008-1
6.51%	02/10/51	472,133	474,258	(a,b	)
Bear Stearns Commercial Mortgage Securities Trust 2007-PW18
6.09%	06/11/50	3,114,941	3,116,087	(a,b	)
BXP Trust 2017-GM
3.38%	06/13/39	6,314,000	6,427,020	(a,h	)
Citigroup Commercial Mortgage Trust 2016-P5
2.94%	10/10/49	3,484,742	3,437,195	(a	)
Citigroup Commercial Mortgage Trust 2016-P6
3.72%	12/10/49	8,504,458	8,926,455	(b	)
4.03%	12/10/49	2,942,926	3,077,603	(b	)
COMM 2013-LC13 Mortgage Trust
4.56%	08/10/46	1,375,000	1,502,243	(b,h	)
COMM 2014-CR14 Mortgage Trust
4.53%	02/10/47	1,940,000	2,097,510	(a,b	)
GS Mortgage Securities Trust 2015-GC28
1.29%	02/10/48	22,557,086	1,231,173	(a,b,d	)

 GE RSP Income Fund

Schedule of Investments	September 30, 2017 (Unaudited)

		Principal Amount	Fair Value
GS Mortgage Securities Trust 2016-GS3
2.85%	10/10/49	$6,656,000	$6,546,207
GS Mortgage Securities Trust 2017-GS5
3.67%	03/10/50	7,241,532	7,581,526	(a	)
GS Mortgage Securities Trust II 2012-GCJ9
2.30%	11/10/45	5,878,530	490,984	(a,b,d	)
Impac CMB Trust 2004-5 0.72% + 1 month USD LIBOR
1.96%	10/25/34	790,231	769,855	(b	)
JP Morgan Chase Commercial Mortgage Securities Corp. 2012-LC9
1.83%	12/15/47	8,160,950	510,846	(a,b,d	)
JPMBB Commercial Mortgage Securities Trust 2013-C12
4.16%	07/15/45	1,010,000	1,065,467	(a,b	)
JPMDB Commercial Mortgage Securities Trust 2017-C5
3.69%	03/15/50	6,696,205	7,006,658	(a	)
LB-UBS Commercial Mortgage Trust 2004-C8
0.38%	12/15/39	931,897	1,601	(a,b,d,h	)
LB-UBS Commercial Mortgage Trust 2007-C6
6.11%	07/15/40	581,320	581,143	(a,b	)
6.11%	07/15/40	1,283,593	1,283,591	(a,h	)
MASTR Alternative Loan Trust 2003-5
5.00%	08/25/18	31,603	129	(d	)
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C20
1.54%	02/15/48	25,218,811	1,791,718	(a,b,d	)
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C21
1.10%	03/15/48	30,911,175	1,620,599	(a,b,d	)
Morgan Stanley Capital I Trust 2006-IQ11
6.39%	10/15/42	2,300,000	2,270,365	(a,b	)
Morgan Stanley Capital I Trust 2006-T21
5.27%	10/12/52	743,081	742,594	(b	)
Morgan Stanley Capital I Trust 2007-IQ16
6.32%	12/12/49	1,653,522	1,664,088	(a,b	)
Morgan Stanley Capital I Trust 2008-T29
6.50%	01/11/43	1,525,000	1,534,649	(a,b	)
Morgan Stanley Capital I Trust 2016-UBS9
1.39%	03/15/49	23,011,452	1,669,375	(a,b,d	)
Wells Fargo Commercial Mortgage Trust 2015-C26
1.43%	02/15/48	25,473,132	1,786,487	(b,d	)
Wells Fargo Commercial Mortgage Trust 2017-RB1
3.64%	03/15/50	4,226,569	4,399,683
Wells Fargo Mortgage Backed Securities Trust 2006-3
5.50%	03/25/36	69,896	1
WFRBS Commercial Mortgage Trust 2013-C17
4.26%	12/15/46	1,880,000	1,993,314
WFRBS Commercial Mortgage Trust 2014-C25
3.80%	11/15/47	816,000	613,367	(b,h	)
WFRBS Commercial Mortgage Trust 2014-LC14
4.35%	03/15/47	4,333,000	4,590,426	(b	)
4.59%	03/15/47	4,843,169	4,075,595	(b,h	)
			89,931,591

Sovereign Bonds – 1.3%
Government of Chile
3.63%	10/30/42	150,000	148,633	(a	)
3.86%	06/21/47	1,833,000	1,866,159
Government of Colombia
2.63%	03/15/23	711,000	697,669
3.88%	04/25/27	1,386,000	1,407,109
5.00%	06/15/45	1,271,000	1,308,762
Government of Mexico
3.60%	01/30/25	3,314,000	3,393,470
4.00%	10/02/23	832,000	879,166
4.75%	03/08/44	2,554,000	2,630,646	(a	)
Government of Oman
3.88%	03/08/22	2,305,000	2,324,592	(a,h	)
Government of Panama
4.00%	09/22/24	1,673,000	1,785,191	(a	)
4.50%	05/15/47	530,000	559,759	(a	)
Government of Peru
5.63%	11/18/50	1,091,000	1,378,959	(a	)
Government of Philippines

		Principal Amount	Fair Value
3.95%	01/20/40	$835,000	$866,371
4.20%	01/21/24	1,514,000	1,661,479
Government of Saudi
2.88%	03/04/23	3,440,000	3,429,852	(h	)
3.63%	03/04/28	3,440,000	3,429,955	(h	)
4.63%	10/04/47	2,502,000	2,513,659	(h	)
Government of Uruguay
5.10%	06/18/50	1,091,942	1,152,654
			31,434,085

Municipal Bonds and Notes – 0.7%
American Municipal Power Inc.
6.27%	02/15/50	1,080,000	1,420,956
Municipal Electric Authority of Georgia
6.64%	04/01/57	2,369,000	2,993,800
New Jersey Transportation Trust Fund Authority
6.88%	12/15/39	880,000	917,849
Port Authority of New York & New Jersey
4.46%	10/01/62	4,095,000	4,583,206
South Carolina State Public Service Authority
6.45%	01/01/50	1,495,000	1,923,288
State of California
5.70%	11/01/21	2,075,000	2,335,371
State of Illinois
5.10%	06/01/33	745,000	753,418
The University of Texas System
3.35%	08/15/47	1,025,000	1,009,850
			15,937,738

FNMA (TBA) – 0.0% *
Lehman
5.50%	TBA	1,154,568	24,939	(i,j	)
Total Bonds and Notes (Cost $2,344,448,424)			2,372,557,428

		Number of Shares	Fair Value
Domestic Equity – 0.1%
Preferred Stock – 0.1%
Wells Fargo & Co. 3.09% + 3 month USD LIBOR (Cost $1,375,850)		55,034	1,501,327	(b	)
Total Investments in Securities (Cost $2,345,824,274)			2,374,058,755

		Principal Amount	Fair Value
Short-Term Investments – 8.7%
Time Deposit – 4.5%
State Street Corp. 0.12% 10/02/17		$109,019,326	109,019,326	(f,k	)
U.S. Treasuries – 4.2%
U.S. Treasury Bills 0.99% 11/09/17		100,000,000	99,894,375	(f	)
Total Short-Term Investments (Cost $208,913,701)			208,913,701
Total Investments (Cost $2,554,737,975)			2,582,972,456
Liabilities in Excess of Other Assets, net – (7.5)%			(180,654,094)

NET ASSETS – 100.0%			$2,402,318,362

 GE RSP Income Fund

Schedule of Investments	September 30, 2017 (Unaudited)

Other Information:

Centrally Cleared Credit Default Swaps - Buy Protection

Reference Entity	Counterparty	Notional Amount (000s omitted)	Contract annual Fixed Rate	Termination Date	Market Value	Unamortized Upfront Payments Received	Unrealized Depreciation
Markit CDX North America Investment Grade Index	CME Group Inc.	$60,466	1.00%	06/20/22	$(1,289,987)	$(949,814)	$(340,173)

The Fund had the following long futures contracts open at September 30, 2017:

Description	Expiration date	Number of Contracts	Notional Amount	Current Notional Value	Unrealized Depreciation
Ultra Long-Term U.S. Treasury Bond Futures	December 2017	341	34,100,000	$56,307,625	$(990,987)
2 Yr. U.S. Treasury Notes Futures	December 2017	116	23,200,000	25,021,563	(25,148)
5 Yr. U.S. Treasury Notes Futures	December 2017	491	49,100,000	57,692,500	(317,258)
10 Yr. U.S. Treasury Notes Futures	December 2017	82	8,200,000	10,275,625	(80,169)

					$(1,413,562)

The Fund had the following short futures contracts open at September 30, 2017:

Description	Expiration date	Number of Contracts	Notional Amount	Current Notional Value	Unrealized Appreciation
U.S. Long Bond Futures	December 2017	150	(15,000,000)	$(22,921,875)	$229,440
10 Yr. U.S. Treasury Ultra Futures	December 2017	629	(62,900,000)	(84,492,391)	880,570

					$1,110,010

					$(303,552)

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	At September 30, 2017, all or a portion of this security was pledged to cover collateral requirements for futures, swaps and/or TBA’s.
(b)	Variable or floating rate security. The stated rate represents the rate at September 30, 2017.
(c)	Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (TBA) in the future.
(d)	Interest only security. These securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.
(e)	Principal only security. These securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the “principal only” holder.
(f)	Coupon amount represents effective yield.
(g)	Step coupon bond.
(h)	Pursuant to Rule 144A of the Securities Act of 1933, as amended, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2017, these securities amounted to $195,744,548 or 8.15% of the net assets of the GE RSP Income Fund. These securities have been determined to be liquid using procedures established by the Fund’s Board of Trustees.
(i)	Security is in default.
(j)	Security is fair valued by the Valuation Committee, in accordance with the procedures approved by the Fund’s Board of Trustees. Security value is determined based on Level 3 inputs.
(k)	State Street Corp. is the parent company of SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
†	Percentages are based on net assets as of September 30, 2017.

 GE RSP Income Fund

Schedule of Investments	September 30, 2017 (Unaudited)

*	Less than 0.05%.

Abbreviations:

CMT	Constant Maturity Treasury

LIBOR	London Interbank Offered Rate

REIT	Real Estate Investment Trust

REMIC	Real Estate Mortgage Investment Conduit

STRIPS	Separate Trading of Registered Interest and Principal of Security

TBA	To Be Announced

Affiliate Table

	Number of Shares Held at 12/31/16	Value At 12/31/16	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/17	Value at 9/30/17	Dividend Income
State Street Corp.	77,465,557	77,465,557	14,752,907,034	14,721,353,265	—	—	109,019,326	$109,019,326	51,575

TOTAL		$77,465,557	$14,752,907,034	$14,721,353,265	$—	$—		$109,019,326	$51,575

The following table presents the Fund’s investment measured at fair value on a recurring basis at September 30, 2017:

Fund	Investments	Level 1	Level 2	Level 3	Total
GE RSP Income Fund	Investments in Securities
	U.S. Treasuries	$—	$818,141,700	$—	$818,141,700
	Agency Mortgage Backed	—	359,890,645	—	359,890,645
	Agency Collateralized Mortgage Obligations	—	22,976,694	—	22,976,694
	Asset Backed	—	54,205,633	—	54,205,633
	Corporate Notes	—	980,014,403	—	980,014,403
	Non-Agency Collateralized Mortgage Obligations	—	89,931,591	—	89,931,591
	Sovereign Bonds	—	31,434,085	—	31,434,085
	Municipal Bonds and Notes	—	15,937,738	—	15,937,738
	FNMA (TBA)	—	—	24,939	24,939
	Preferred Stock	1,501,327	—	—	1,501,327
	Short-Term Investments	—	208,913,701	—	208,913,701

	Total Investments in Securities	$1,501,327	$2,581,446,190	$24,939	$2,582,972,456

	Other Financial Instruments*
	Credit Default Swap Contracts - Unrealized Depreciation	$—	$(340,173)	$—	$(340,173)
	Long Futures Contracts - Unrealized Depreciation	(1,413,562)	—	—	(1,413,562)
	Short Futures Contracts - Unrealized Appreciation	1,110,010	—	—	1,110,010

	Total Other Financial Instruments	$(303,552)	$(340,173)	$—	$(643,725)

Notes to Schedule of Investments

Security Valuation

The Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for determining the fair value of investments.

Valuation techniques used to value each Fund’s investments by major category are as follows:

•	Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers. Certain government inflation-indexed securities may require a calculated fair valuation as the cumulative inflation is contained within the price provided by the pricing service or broker. For these securities, the inflation component of the price is “cleaned” from the pricing service or broker price utilizing the published inflation factors in order to ensure proper accrual of income.

•	Debt obligations (including short term investments and convertible debt securities) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.

•	Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value

•	Options on futures are priced at their last sale price on the principal market on which they are traded on the valuation date. If there were no sales on that day, options on futures are valued at either the last reported sale or official closing price on their primary exchange determined in accordance with valuation policy and procedures approved by the Board.

•	Swap agreements are valued daily based upon prices supplied by Board approved pricing vendors or through brokers. Depending on the product and terms of the transaction, the value of agreements is determined using a series of techniques including valuation models that incorporate a number of market data factors, such as discounted cash flows, yields, curves, trades and values of the underlying reference instruments. In the event the advisor is unable to obtain an independent, third–party valuation the agreements will be fair valued.

In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.

The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for an identical asset or liability;

•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

The value of the Fund’s investments according to the fair value hierarchy as of September 30, 2017 is disclosed in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. Transfers between different levels of the fair value hierarchy are recognized at the end of the reporting period. The Fund had no transfers between levels for the period ended September 30, 2017.

Futures Contracts

The Fund may enter into futures contracts to meet the Fund’s objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Subsequent payments are made or received by the Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed.

Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate the movement of the assets underlying such contracts.

Options on Exchanged Traded Futures Contracts

The Fund may purchase and write options, including options on exchanged traded futures contracts, subject to certain limitations. Writing puts and buying calls tend to increase a Fund’s exposure to the underlying instrument while buying puts and writing calls tend to decrease a Fund’s exposure to the underlying instrument. A fund will not enter into a transaction involving options for speculative purposes. The Fund’s risks in using these contracts include changes in the value of the underlying instruments, non-performance of the counterparties under the contracts’ terms and changes in the liquidity of the secondary market for the contracts.

When the Fund writes an option, the amount of the premium received is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gain from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase, as a realized loss. When an option is exercised, the proceeds from the sale of the underlying instrument or the cost basis of the securities purchased is adjusted by the original premium received or paid. In return for a premium paid, call and put options on futures contracts give the holder the right, but not the obligation, to purchase or sell, respectively, a position in a particular futures contract at a specified exercise price.

Credit Default Swaps

During the period ended September 30, 2017, the Fund engaged in credit default swaps to manage credit risk. When the Fund is the buyer in a credit default swap contract, the Fund is entitled to receive the par (or other agreed upon) value (full notional value) of a referenced debt obligation (or basket of debt obligations) from the counterparty (or central clearing party (“CCP”) in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Fund pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund loses its investment and recovers nothing. However, if a credit event occurs, the Fund receives full notional value for a referenced debt obligation that may have little or no value. When the Fund is the seller of a credit default swap, it receives a fixed rate of income throughout the term of the contract, provided there is no credit event. If a credit event occurs, the Fund is obligated to pay the notional amount of the swap and in certain instances take delivery of securities of the reference entity, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Fund is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Fund could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Fund for the same referenced obligation. As the seller, the Fund may create economic leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Fund also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. All upfront payments, if any, are amortized over the life of the swap as realized gains or losses. Those upfront payments that are paid or received, typically for non-centrally cleared swaps, are recorded as other assets or other liabilities, respectively, net of amortization. For financial reporting purposes, unamortized upfront payments, if any, are netted with unrealized appreciation or depreciation on swaps to determine the market value of swaps. The Fund segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. The Fund segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked to market on a daily basis. Credit default swaps involve greater risks than if the Fund had invested in the referenced debt obligation directly. If the Fund is a buyer of a credit default swap and no credit event occurs, the Fund will not earn any return on its investment. If the Fund is a seller of a credit default swap, the Fund’s risk of loss may be the entire notional amount of the swap. Swaps may also subject the Fund to the risk that the counterparty to the transaction may not fulfill its obligation. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.

When-Issued and Foward Commitments

During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable Fund’s Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to such purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors.

To-Be-Announced Transactions

The Fund may seek to obtain exposure to U.S. agency mortgage pass-through securities through the use of “to-be-announced” or “TBA transactions.” “TBA” refers to a commonly used mechanism for the forward settlement of U.S. agency mortgage pass-through securities. In a TBA transaction, the buyer and seller decide on general trade parameters, such as agency, settlement date, coupon, and price.

The Fund may use TBA transactions to “roll over” such agreements prior to the settlement date. This type of TBA transaction is sometimes known as a “TBA roll.” In a “TBA roll” the Fund generally will sell the obligation to purchase the pools stipulated in the TBA agreement prior to the settlement date and will enter into a new TBA agreement for future delivery of pools of mortgage pass-through securities. A fund may also enter into TBA agreements and settle such transactions on the stipulated settlement date by accepting actual receipt or delivery of the pools of mortgage pass-through securities.

Default by or bankruptcy of a counterparty to a TBA transaction would expose a Fund to possible loss because of adverse market action, expenses or delays in connection with the purchase or sale of the pools of mortgage pass-through securities specified in the TBA transaction. To minimize this risk, a Fund will enter into TBA transactions only with established counterparties. A Fund’s use of “TBA rolls” may impact portfolio turnover, transaction costs and capital gain distributions to shareholders.

Income Taxes

As of September 30, 2017, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:

	Cost of Investments for Tax Purposes	Gross Tax Appreciation	Gross Tax Depreciation	Net Tax Appreciation/ (Depreciation)
GE RSP Income Fund	$2,554,737,975	$40,161,446	$(11,926,965)	$28,234,481

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))), are effective as of a date within 90 days prior to the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Separate certifications by the Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached: EX-99 CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

General Electric RSP U.S. Equity Fund General Electric RSP Income Fund

By:	/s/ Jeanne M. La Porta
Jeanne M. La Porta President, GE RSP Funds

Date: November 21, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Jeanne M. La Porta
Jeanne M. La Porta President, GE RSP Funds

Date: November 21, 2017

By:	/s/ Arthur A. Jensen
Arthur A. Jensen Treasurer, GE RSP Funds

Date: November 21, 2017